Non-hedging activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ 11,087	$ (4,837)	$ (32,973)
Forward Contracts [Member] | Trading Gains Losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	9,039	(8,046)	(32,517)
Interest Rate Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	965	2,953	(1,382)
Credit Default Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	0	0	0
Foreign Exchange Forward [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	18	31	23
Foreign Exchange Forward [Member] | Interest Expense Member
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	(1)	(5)	3
Equity Swap [Member] | Other Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	5,296	1,965	(20)
Embedded Derivative Financial Instruments [Member] | Interest Expense Member
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments Held for Trading Purposes, Net	$ (4,230)	$ (1,735)	$ 920